Reconciliation of profit for the year to cash flow from operations - Summary of Reconciliation of Profit for the Year to Cash Flow From Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of profit (loss) to net cash flows from operating activities [Line Items]
Profit for the year	$ 628	$ 750	$ 376
Adjustments for:
Net financial expenses	140	52	96
Fair value losses/(gains) on contingent purchase consideration	4	4	(8)
Income tax charge	269	260	164
Operating profit adjustments:
Impairment loss/(reversal) on financial assets	10	(1)	5
Other net impairment (reversals)/charges	0	0	(5)
Other operating exceptional items	12	(28)	100
Depreciation and amortisation	65	67	68
Operating profit adjustments	87	38	168
Contract assets deduction in revenue	43	37	32
Share-based payments cost	44	36	30
Share of profits of associates and joint ventures (before exceptional items)	(10)	(31)	59
Other adjustments for non-cash items	77	60	61
System Fund adjustments:
Depreciation and amortisation	80	83	86
Impairment loss on financial assets	9	0	7
Other impairment charges	3	0	0
Share-based payments cost	23	20	16
Share of losses of associates	2	3	1
System fund adjustments	117	106	110
Working capital and other adjustments:
Increase in deferred revenue	214	123	108
Increase in trade and other receivables	(106)	(70)	(132)
(Decrease)/increase in trade and other payables	(45)	31	121
Other adjustments	(7)	(5)	4
Working capital and other adjustments	56	79	101
Cash flows relating to exceptional items	8	(29)	(43)
Contract acquisition costs, net of repayments	(237)	(101)	(64)
Total adjustments	521	469	585
Cash flow from operations	1,149	1,219	961
Excluding exceptional items [member]
Operating profit adjustments:
Share of profits of associates and joint ventures (before exceptional items)	$ (10)	$ (13)	$ (1)